Other assets - Seed Capital and Private Equity Investments Valued Using Net Asset Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 214	$ 117
Unfunded commitments	47	59
Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	171	83
Unfunded commitments	$ 1	$ 1
Redemption frequency	Daily-quarterly	Daily-quarterly
Private equity investments
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 43	$ 34
Unfunded commitments	$ 46	$ 58
Minimum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	1 day	1 day
Maximum | Seed capital and other funds
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Redemption notice period	180 days	180 days